INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

The Company’s intangible assets and their carrying amounts are detailed as follows:

	2026-06-30
	Software	Total
	$	$
Gross carrying amount
Balance as at December 31, 2025	8,394,729	8,394,729
Additions	-	-
Under development	139,406	139,406
Acquired	760	760
Balance as at June 30, 2026	8,534,895	8,534,895

Amortization and impairment
Balance as at December 31, 2025	922,303	922,303
Amortization	240,062	240,062
Balance as at June 30, 2026	1,162,365	1,162,365
Carrying amount as at June 30, 2026	7,372,530	7,372,530

	December 31, 2025
	Software	Trademarks	Total
	$	$	$
Gross carrying amount
Balance as at December 31, 2024	8,160,650	44,244	8,204,894
Additions	-	-	-
Under development	231,302	—	231,302
Acquired	2,777	—	2,777
Write-off		(44,244)	(44,244)
Balance as at December 31, 2025	8,394,729	-	8,394,729

Depreciation and impairment
Balance as at December 31, 2024	872,162	—	872,162
Depreciation	50,141	—	50,141
Balance as at December 31, 2025	922,303		922,303
Carrying amount as at December 31, 2025	7,472,426		7,472,426